GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill, beginning of the year	$ 55,127	$ 47,190
Additions in respect of acquisitions	0	4,894
Impairment of Goodwill (see note 2g and 1k)	(528)	0
Foreign currency translation adjustments	(5,658)	3,043
Goodwill, end of year	$ 48,941	$ 55,127